Note 6: Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Property Plant And Equipment [Text Block]
(Dollars in millions)	Estimated Useful Lives	2011	2010
Land		$335	$342
Buildings and improvements	12-40 years	4,885	4,908
Machinery, tools and equipment	3-20 years	9,994	10,010
Other, including under construction		766	654

		15,980	15,914
Accumulated depreciation		(9,779)	(9,634)

		$6,201	$6,280